MD&A - Risk management and control - Market Risk (Tables)	12 Months Ended
Dec. 31, 2023
MDA Risk Management And Control Market Risk Tables [Line Items]
Disclosure of detailed information about management value-at-risk [text block]

Management value-at-risk (1-day, 95% confidence, 5 years of historical data) of our business divisions and Group
Items excluding Credit Suisse components by general market risk type
1
For the year ended 31.12.23
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 3 9 3 1 1
Max. 19 21 19 10 10
Average 9 12 6 2 3
31.12.23 11 19 7 2 3
Total management VaR 7 25 15 19 Average (per business division and risk type)
Global Wealth Management 1 2 1 2 0 1 2 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 5 23 14 18 9 12 5 2 3
Non-core and Legacy 1 2 1 1 0 1 1 0 0
Group Items 3 6 4 5 1 4 3 1 0
Diversification effect
2,3
(6) (7) (1) (5) (4) (1) 0
For the year ended 31.12.22
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 2 8 4 2 2
Max. 17 18 9 11 7
Average 6 10 5 3 3
31.12.22 6 10 4 3 3
Total management VaR 6 18 11 9 Average (per business division and risk type)
Global Wealth Management 1 2 1 1 0 1 1 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 6 17 10 8 6 9 5 3 3
Group Functions (including Non-core and Legacy Portfolio) 3 5 4 5 1 4 3 1 0
Diversification effect
2,3
(5) (5) (1) (3) (4) (1) 0
Management value-at-risk (1-day, 98% confidence, 2 years of historical data) of the Credit Suisse components of our business divisions and Group Items by general market risk type
1,4
For the year ended 31.12.23
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 9 10 13 0 0
Max. 17 40 34 5 3
Average 13 17 20 2 1
31.12.23 13 12 13 1 0
Total management VaR 20 46 29 21 Average (per business division and risk type)
Global Wealth Management 2 16 10 2 1 1 10 0 0
Personal & Corporate Banking 0 1 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 0 1 0 0 0 0 0 0 0
Non-core and Legacy
5
18 36 23 19 13 13 17 2 1
Group Items 0 3 2 0 0 2 2 0 0
Diversification effect
2,3
(7) (1) (1) 2 (9) 0 0
1 Statistics at individual levels may not be summed to deduce the corresponding aggregate figures.

The minima and maxima for each level may occur on different

days, and, likewise, the value

-at-risk (VaR) for each
business line or risk type, being driven

by the extreme loss tail of the corresponding distribution of simulated profits and losses for that business line

or risk type, may well be driven by

different days in the historical
time series, rendering invalid the simple summation of figures to arrive at the aggregate total.

2 The difference between the sum of the standalone VaR for the business divisions and Group Items and the total VaR.

3 As the minima and maxima for different business divisions and Group Items occur on different days, it is not meaningful to calculate a portfolio diversification effect.

4 In the second quarter of 2023, Credit Suisse
AG consolidated introduced

an enhanced approach

to measure management VaR

for individual risk types.

The enhanced approach

is applied to each

risk type using a

collection of risk

factors included within

the
respective risk type only, ignoring the cross-risk effects. This change in the measurement approach for individual risk types particularly affected standalone management VaR for equity risk and foreign exchange risk,
with no impact on the total management VaR.

5 Non-core and Legacy management VaR consists of exposures of the previously reported

Capital Release Unit (Credit Suisse) and Investment Bank (Credit Suisse).

Disclosure of interest rate sensitivity - banking book [text block]

Interest rate risk – banking book
31.12.23
USD m
Effect on EVE
1

– FINMA
Effect on EVE
1

– BCBS
Scenarios CHF EUR GBP USD Other Total
Additional tier 1 (AT1) capital
instruments Total
+1 bp (3.7) (0.6) 0.1 (26.0) 0.2 (30.1) 4.9 (25.2)
Parallel up
2
(548.9) (119.3) 16.2 (5,027.2) (0.9) (5,680.2) 904.6 (4,775.5)
Parallel down
2
561.8 124.3 (29.2) 5,216.0 2.8 5,875.7 (1,044.5) 4,831.3
Steepener
3
(305.3) (13.1) (11.9) (1,037.0) (33.8) (1,401.1) 93.4 (1,307.6)
Flattener
4
189.6 (5.0) 14.0 (124.2) 30.8 105.2 109.6 214.8
Short-term up
5
(27.3) (39.4) 19.4 (2,171.3) 23.9 (2,194.7) 486.3 (1,708.4)
Short-term down
6
26.5 41.8 (21.8) 2,312.1 (26.8) 2,331.9 (507.8) 1,824.1
31.12.22
USD m
Effect on EVE
1

– FINMA
Effect on EVE
1

– BCBS
Scenarios CHF EUR GBP USD Other Total
Additional tier 1 (AT1) capital
instruments Total
+1 bp (4.0) (0.7) 0.1 (20.4) (0.1) (25.0) 3.4 (21.6)
Parallel up
2
(574.6) (117.0) 33.2 (3,944.3) (26.3) (4,629.1) 649.7 (3,979.4)
Parallel down
2
642.3 148.1 (45.4) 4,074.9 21.9 4,841.7 (699.8) 4,141.9
Steepener
3
(257.0) (92.8) (28.2) (1,027.4) (3.3) (1,408.7) (46.8) (1,455.5)
Flattener
4
145.4 74.1 32.6 94.4 (2.5) 344.0 189.9 533.9
Short-term up
5
(83.0) 34.3 42.2 (1,519.0) (13.8) (1,539.2) 438.6 (1,100.6)
Short-term down
6
86.9 (33.1) (42.5) 1,658.5 13.4 1,683.1 (455.5) 1,227.6
1 Economic value

of equity.

2 Rates across

all tenors move

by ±150 bps

for Swiss franc,

±200 bps for

euro and US

dollar, and

±250 bps for

pound sterling.

3 Short-term rates

decrease and long-term

rates
increase.

4 Short-term rates increase and long-term rates decrease.

5 Short-term rates increase more than long-term rates.

6 Short-term rates decrease more than long-term rates.